STOCKHOLDERS' EQUITY (Details Textual) - USD ($)		1 Months Ended				9 Months Ended		12 Months Ended
	Nov. 05, 2014	Nov. 05, 2014	May. 16, 2014	Apr. 04, 2014	Sep. 27, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
STOCKHOLDERS' EQUITY [Line Items]
Share Price									$ 4.00
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001				$ 0.001		$ 0.001	$ 0.001
Stockholders' Equity, Reverse Stock Split	Company effected a 1-for-20 reverse stock split of the issued common stock. Each stockholders percentage ownership and proportional voting power generally remained unchanged as a result of the reverse stock split. All applicable share data, per share amounts and related information in the consolidated financial statements and noted thereto have been adjusted retroactively to give effect to the 1-for-20 reverse stock split	the Company effected a 1-for-20 reverse stock split of issued common stock. In conjunction with the reverse stock split, the Board of Directors approved a change in the number of authorized common shares from 600,000,000 to 100,000,000, which change was effected immediately after the effectiveness of the reverse stock split. Additionally, the par value of the shares was modified from $.02 to $.001 per share
Stock Issued During Period, Value, New Issues								$ 8,372,271	$ 14,489,082
Deferred Costs Of Common Stock Issuance								0	50,000
Proceeds from Issuance of Common Stock						$ 0	$ 8,372,270	8,600,000	14,539,082
Payments of Stock Issuance Costs						$ 19,540	$ 437,357	$ 436,558	35,000
Promissory Note Conversion Agreement [Member]
STOCKHOLDERS' EQUITY [Line Items]
Stock Issued During Period, Shares, New Issues					225,546
Common Stock Conversion Price					$ 4.00
Debt Instrument, Interest Rate, Stated Percentage					10.00%
Convertible Notes Payable					$ 902,176
Long-term Debt, Gross					152,176
Debt Instrument, Increase, Accrued Interest					$ 82,071
Private Placement [Member]
STOCKHOLDERS' EQUITY [Line Items]
Proceeds from Issuance of Private Placement			$ 5,900,000	$ 2,700,000
Stock Issued During Period, Shares, New Issues			1,475,000	675,000
Share Price			$ 4.00	$ 4.00	$ 4.00	$ 4.00
Other Ownership Interests, Offering Costs			$ 227,729
Net proceeds			$ 8,372,271
Warrants To Purchase Common Stock					263,588
Investment Warrants Expiration Date					Sep. 27, 2018	Sep. 27, 2018
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 263,588
Private Placement [Member] | King APEX Group II, Ltd. and King APEX Group III, Ltd [Member]
STOCKHOLDERS' EQUITY [Line Items]
Proceeds from Issuance of Private Placement									$ 14,539,082
Stock Issued During Period, Shares, New Issues					6,250,000				3,750,000
Share Price					$ 4.00
Stock Issued During Period, Value, New Issues					$ 25,000,000				$ 15,000,000
Deferred Costs Of Common Stock Issuance									50,000
Proceeds from Issuance of Common Stock									14,489,082
Payments of Stock Issuance Costs									$ 460,918